Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	$ 125,275	$ 155,877
Total accumulated amortization	(97,965)	(105,056)
Total intangible assets, net	27,310	50,821
Licensing Fee [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	23,874	21,802
Total accumulated amortization	(16,765)	(16,280)
IP Right [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	9,951	44,894
Total accumulated amortization	(9,143)	(40,699)
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	10,679	10,679
Total accumulated amortization	(10,679)	(6,941)
Software, Including Internal Use Software under Development [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	75,507	73,231
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total accumulated amortization	(57,878)	(38,200)
Others [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	5,264	5,271
Total accumulated amortization	$ (3,500)	$ (2,936)